Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,646,065,224.49
Total Fee Amount	227,321.61
Total Offset Amount	89,325.09
Net Fee	$ 137,996.52
Offering Table N/A
Offset Table N/A